Other income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income
Schedule of other income

	For years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$

Government grant	80,310	132,509	11,113	8,642
Miscellaneous revenue	181,106	27,769	41,420	32,211
Exchange (loss)	(48,492)	-	-	-
Unrealized gain	25,117	-	-	-
Others	27,167	16,262	2,506	1,949
	265,208	176,540	55,039	42,802